Consolidated Statements of Comprehensive Income - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 11,256	$ 16,641	$ 15,204
Items that will not be reclassified subsequently to the income statement
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	3,404	3	(4,019)
Income tax recognized directly in other comprehensive income	(530)	(1)	788
Items that will not be reclassified subsequently to profit or loss	2,874	2	(3,231)
Items that are or may be reclassified subsequently to the income statement
Effects from available-for-sale investments and derivative financial instruments designated as cash flow hedges	(2,285)	275	36
Currency translation results of foreign subsidiaries	(1,700)	(9,519)	11,630
Income tax recognized directly in other comprehensive income	752	233	(696)
Items that are or may be reclassified subsequently to profit or loss	(3,233)	(9,011)	10,970
Total items of other comprehensive income, net	(359)	(9,009)	7,739
TOTAL COMPREHENSIVE INCOME	10,897	7,632	22,943
Non-controlling interest comprehensive income	9	1,928	5,164
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 10,888	$ 5,704	$ 17,779